SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash equivalents	$ 0	$ 0
Restricted cash	50,000
Inventories	0	$ 56,212
Inventory write off	56,190
Property and equipment write off	$ 30,300
Anti-dilutive shares	1,020,062,029	106,702,909
Unrecognized tax benefits	$ 0	$ 0
Series A Preferred Stock Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,020,062,029	89,095,509